Summary of Significant Accounting Policies - Net income (loss) per share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Numerator: Income allocable to Class A ordinary shares
Income from investments held in Trust Account	$ 3,472		$ 47,984
Numerator: Net loss minus net income attributable to Class A ordinary shares
Net loss	(10,445,389)	$ 1,528,079	(8,917,310)	$ (32,821)
Class A Ordinary shares
Numerator: Income allocable to Class A ordinary shares
Income from investments held in Trust Account	3,472		47,984
Net income attributable to Class A ordinary shares	3,472		47,984
Numerator: Net loss minus net income attributable to Class A ordinary shares
Net income attributable to Class A ordinary shares	$ 3,472		$ 47,984
Denominator: Weighted average ordinary shares
Basic and diluted weighted average shares outstanding	27,600,000		27,600,000
Class A Common Stock Subject to Redemption
Denominator: Weighted average ordinary shares
Basic and diluted weighted average shares outstanding	27,600,000		27,600,000	6,000,000	[1],[2]
Basic and diluted net income per common share	$ 0.00		$ 0.00	$ (0.01)
Class B Ordinary shares
Numerator: Income allocable to Class A ordinary shares
Net income attributable to Class A ordinary shares	$ 3,472		$ 47,984
Numerator: Net loss minus net income attributable to Class A ordinary shares
Net loss	(10,445,389)		(8,917,310)
Net income attributable to Class A ordinary shares	3,472		47,984
Net loss attributable to Class B ordinary shares	$ (10,448,861)		$ (8,965,294)
Denominator: Weighted average ordinary shares
Basic and diluted weighted average shares outstanding	6,900,000		6,850,276
Basic and diluted net income per common share	$ (1.51)		$ (1.31)

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).